Unrecognized contractual commitments (excluding Orange Bank) - Investment commitments (Details) € in Millions		12 Months Ended
	Jan. 14, 2018	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2017 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €						€ 794
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €						€ 566
Not later than seven years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)	99.60%
Lightly Inhabited Areas [Member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of IP service coverage commitment (as a percent)				60.00%
Frequency band, 700 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			700
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			40.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			92.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			97.70%
Frequency band, 700 MHz [member] | Areas Not Yet Covered By Broadband Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			100.00%
Frequency band, 700 MHz [member] | Areas At Level Of Priority Main Roads [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			100.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than seven years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			60.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			80.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			90.00%
Frequency bands, 800 MHz and 900 MHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of localities with mobile services in UMTS or LTE technologies to which the entity is obligated to provide service				225
Number of localities with mobile services in UMTS or LTE technologies				732
Frequency bands, 800 MHz and 900 MHz [member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)				95.00%
Frequency band, 800 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz					800
Frequency band, 800 MHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps					60
Frequency band, 800 MHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz				800
Frequency band, 800 MHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					98.00%
Frequency band, 800 MHz [member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					99.60%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					40.00%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than ten years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					95.00%
Frequency bands, 900 MHz and 1.8 GHz [member] | Lightly Inhabited Areas [Member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of voice services coverage commitment (as a percent)				98.00%
Frequency bands, 1.8 GHz and 2.6 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Percentage of IP service coverage commitment (as a percent)				30.00%
Frequency band 1.8 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz				1.8
Frequency band, 2.6 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz					2.6
Frequency band, 2.6 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps					60
Frequency band, 2.6 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz				2.6
Frequency band, 2.6 GHz [member] | Not later than four years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					25.00%
Frequency band, 2.6 GHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					75.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		11.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than three years [member] | SENEGAL
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		90.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than four years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		42.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than six years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		69.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than ten years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		70.00%